Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

8. Income Taxes

The Company has $8,398,400 of net operating losses to carryforward to offset taxable income in future years which expire through fiscal 2031. For the years ended December 31, 2011 and 2010, the valuation allowance established against the deferred tax assets increased by $231,397 and $321,113, respectively.

The components of the net deferred tax asset at December 31, 2011 and 2010, the statutory tax rate, the effective tax rate and the amount of the valuation allowance are indicated below:

	2011 $	2010 $

Income (Loss) Before Taxes	(580,330)	(1,447,031)
Statutory rate	34%	34%

Computed expected tax recovery	(197,312)	(491,990)
Non-deductible expenses	(17,425)	170,877
Change in valuation allowance	214,737	321,113

Reported income taxes	–	–

	2011 $	2010 $

Deferred tax asset
- Cumulative net operating losses	2,857,885	2,643,148
- Less valuation allowance	(2,857,885)	(2,643,148)

Net deferred tax asset	–	–

The following table lists the fiscal year in which the loss was incurred and the expiration date of the operating:

		Expiration
	Net	Date of
	Loss	Operating
Period Incurred	$	Losses

December 31, 2006	159,600	2026
December 31, 2007	2,310,000	2027
December 31, 2008	2,638,800	2028
December 31, 2009	1,665,000	2029
December 31, 2010	944,400	2030
December 31, 2011	631,600	2031

	8,349,400